Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Issued capital [member]	Share To Be Issued [Member]	Contributed surplus [member]	Foreign Currency Translation Reserve [Member]	Retained earnings [member]	Total equity before non-controlling interest [member]	Non-controlling interests [member]	Total
Balance at Aug. 31, 2019	$ 29,613,406	$ 760,216	$ 2,753,037	$ (1,333,172)	$ (39,754,120)	$ (7,960,633)	$ 293,451	$ (7,667,182)
Balance, shares at Aug. 31, 2019	156,438
IfrsStatementLineItems [Line Items]
Impact of share consolidation
Impact of share consolidation, shares	(114)
Share-based payments			1,409,569			1,409,569		1,409,569
Shares issued on vesting of RSUs	$ 159,895		(159,895)
Shares issued on vesting of RSUs, shares	26,666
Convertible debt conversion	$ 5,152,023					5,152,023		5,152,023
Convertible debt conversion, shares	1,739,615
Private placements, net of costs	$ 2,694,076					2,694,076		2,694,076
Private placements, net of costs, shares	502,562
Shares issued for debt conversion	$ 724,231					724,231		724,231
Shares issued for debt conversion, shares	59,654
Shares issued on acquisition of UMG	$ 3,804,344		41,879			3,846,223		3,846,223
Shares issued on acquisition of UMG, shares	288,560
Shares issued on acquisition of Frankly	$ 12,155,000					12,155,000		12,155,000
Shares issued on acquisition of Frankly, shares	2,258,215
Shares issued on acquisition of Winview	$ 7,579,000					7,579,000		7,579,000
Shares issued on acquisition of Winview, shares	1,759,997
Shares issued on acquisition of Driver Database	$ 859,745					859,745		859,745
Shares issued on acquisition of Driver Database, shares	100,000
Shares issued on acquisition of Lets Go Racing	$ 1,719,491					1,719,491		1,719,491
Shares issued on acquisition of Lets Go Racing, shares	200,000
Common shares issued on exercise of warrants	$ 4,919,596					4,919,596		4,919,596
Common shares issued on exercise of warrants, shares	654,543
Shares to be issued		298,998				298,998		298,998
Non-controlling interest in subsidiary			(10,267)			(10,267)		(10,267)
Net loss for the period					(32,340,042)	(32,340,042)	(76,066)	(32,416,108)
Foreign currency translation differences				(1,001,103)		(1,001,103)		(1,001,103)
Balance at Aug. 31, 2020	$ 69,380,807	1,059,214	4,034,323	(2,334,275)	(72,094,162)	45,907	217,385	263,292
Balance, shares at Aug. 31, 2020	7,746,136
IfrsStatementLineItems [Line Items]
Share-based payments			3,702,705			3,702,705		3,702,705
Shares issued on vesting of RSUs	$ 1,895,891		(1,715,891)			180,000		180,000
Shares issued on vesting of RSUs, shares	277,749
Convertible debt conversion	$ 13,704,605		4,256,114			17,960,719		17,960,719
Convertible debt conversion, shares	1,728,848
Common shares issued on exercise of warrants	$ 9,000,851					9,000,851		9,000,851
Common shares issued on exercise of warrants, shares	901,060
Non-controlling interest in subsidiary			(8,404)			(8,404)		(8,404)
Net loss for the period					(40,720,811)	(40,720,811)	(74,006)	(40,794,817)
Foreign currency translation differences				10,250		10,250		10,250
Common shares issued on exercise of options	$ 290,558		(104,303)			186,255		186,255
Common shares issued on exercise of options, shares	20,833
Common shares issued on private placement, net of costs	$ 24,225,901		6,791,473			31,017,374		31,017,374
Common shares issued on private placement, net of costs, shares	4,435,433
Warrants issued in private placement of convertible debt			618,916			618,916		618,916
EB bonus shares	$ 54,061					54,061		54,061
EB bonus shares, shares	6,666
Shares for debt	$ 226,556					226,556		226,556
Shares for debt, shares	40,000
Disposal of Motorsports		(1,059,214)				(1,059,214)		(1,059,214)
Shares issued on acquisition of SideQik	$ 3,962,000		245,000			4,207,000		4,207,000
Shares issued on acquisition of SideQik, shares	386,584
Balance at Aug. 31, 2021	$ 122,741,230		$ 17,819,933	$ (2,324,025)	$ (112,814,973)	$ 25,422,165	$ 143,379	$ 25,565,544
Balance, shares at Aug. 31, 2021	15,543,309